Operating Income - Summary of Operating Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Revenues	€ 7,062	€ 7,283
Research tax credit	5,973	5,653
Subsidies		191
Other operating income	1,089	1,439
Total income	€ 7,062	€ 7,283